Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Summary of Segment Information	The following tables show segment information for the three and six months ended June 30, 2023 and 2022:

	Container	Container	Container
Three Months Ended June 30, 2023	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$180,519	$10,915	$—	$—	$729	$192,163
Management fees - non-leasing from external customers	$—	$48	$662	$—	$—	$710
Inter-segment management fees	$—	$16,156	$3,502	$—	$(19,658)	$—
Trading container margin	$—	$—	$199	$—	$—	$199
Gain on sale of owned fleet containers, net	$7,703	$—	$—	$—	$—	$7,703
Depreciation	$71,993	$406	$—	$—	$(1,872)	$70,527
Container lessee default expense, net	$12	$—	$—	$—	$—	$12
Interest expense	$41,936	$202	$—	$—	$—	$42,138
Segment income (loss) before income taxes	$47,389	$7,385	$3,747	$(1,923)	$1,049	$57,647
Income tax (expense) benefit	$(1,913)	$567	$—	$—	$—	$(1,346)
Total assets	$7,388,210	$178,516	$8,320	$5,046	$(144,936)	$7,435,156
Purchase of containers and fixed assets	$35,494	$(3)	$—	$—	$—	$35,491
Payments on container leaseback financing receivable	$96,740	$—	$—	$—	$—	$96,740

	Container	Container	Container
Six Months Ended June 30, 2023	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$363,376	$22,232	$—	$—	$1,456	$387,064
Management fees - non-leasing from external customers	$—	$97	$1,357	$—	$—	$1,454
Inter-segment management fees	$—	$30,920	$7,238	$—	$(38,158)	$—
Trading container margin	$—	$—	$44	$—	$—	$44
Gain on sale of owned fleet containers, net	$17,251	$—	$—	$—	$—	$17,251
Depreciation	$145,302	$800	$—	$—	$(3,737)	$142,365
Container lessee default expense, net	$51	$—	$—	$—	$—	$51
Interest expense	$83,865	$403	$—	$—	$—	$84,268
Segment income (loss) before income taxes	$97,709	$13,038	$7,152	$(3,822)	$3,641	$117,718
Income tax (expense) benefit	$(3,671)	$849	$—	$—	$—	$(2,822)
Total assets	$7,388,210	$178,516	$8,320	$5,046	$(144,936)	$7,435,156
Purchase of containers and fixed assets	$38,438	$(3)	$—	$—	$—	$38,435
Payments on container leaseback financing receivable	$96,740	$—	$—	$—	$—	$96,740

	Container	Container	Container
Three Months Ended June 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$189,715	$12,837	$—	$—	$680	$203,232
Management fees - non-leasing from external customers	$—	$62	$611	$—	$—	$673
Inter-segment management fees	$—	$20,350	$3,426	$—	$(23,776)	$—
Trading container margin	$—	$—	$447	$—	$—	$447
Gain on sale of owned fleet containers, net	$23,017	$—	$—	$—	$196	$23,213
Depreciation and amortization	$74,429	$432	$—	$—	$(1,904)	$72,957
Container lessee default expense, net	$435	$—	$—	$—	$—	$435
Interest expense	$37,381	$212	$—	$—	$—	$37,593
Segment income (loss) before income tax	$72,749	$11,070	$3,849	$(2,023)	$(39)	$85,606
Income tax (expense) benefit	$(2,279)	$232	$—	$—	$—	$(2,047)
Total assets	$7,839,857	$241,930	$7,343	$5,933	$(199,536)	$7,895,527
Purchase of containers and fixed assets	$92,021	$88	$—	$—	$—	$92,109
Payments on container leaseback financing receivable	$137,372	$—	$—	$—	$—	$137,372

	Container	Container	Container
Six Months Ended June 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$375,068	$25,602	$—	$—	$1,280	$401,950
Management fees - non-leasing from external customers	$—	$119	$1,086	$—	$—	$1,205
Inter-segment management fees	$—	$43,057	$6,010	$—	$(49,067)	$-
Trading container margin	$—	$—	$1,309	$—	$—	$1,309
Gain on sale of owned fleet containers, net	$38,930	$—	$—	$—	$196	$39,126
Depreciation and amortization	$148,462	$805	$—	$—	$(3,817)	$145,450
Container lessee default expense, net	$555	$—	$—	$—	$—	$555
Interest expense	$72,479	$423	$—	$—	$—	$72,902
Segment income (loss) before income tax	$139,962	$24,863	$6,856	$(3,046)	$(3,716)	$164,919
Income tax expense	$3,611	$75	$—	$—	$—	$3,686
Total assets	$7,839,857	$241,930	$7,343	$5,933	$(199,536)	$7,895,527
Purchase of containers and fixed assets	$192,952	$2,119	$—	$—	$—	$195,071
Payments on container leaseback financing receivable	$533,867	$—	$—	$—	$—	$533,867

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and six months ended June 30, 2023 and 2022 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Total lease rental income:
Europe	$92,541	$95,999	$186,234	$188,935
Asia	90,726	97,998	183,137	195,263
North / South America	8,661	8,949	17,237	17,275
Bermuda	—	—	—	—
All other international	235	286	456	477
	$192,163	$203,232	$387,064	$401,950
Management fees, non-leasing:
Europe	$419	$339	$849	$614
Bermuda	264	315	550	555
North / South America	20	9	40	17
Asia	—	—	—	—
All other international	7	10	15	19
	$710	$673	$1,454	$1,205

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and six months ended June 30, 2023 and 2022 based on the location of sale:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Trading container sales proceeds:
North / South America	$2,944	2,644	$5,322	$5,624
Asia	1,573	2,115	2,847	5,972
Europe	332	633	646	1,414
Bermuda	—	—	—	—
All other international	—	—	—	—
	$4,849	$5,392	$8,815	$13,010
Gain on sale of owned fleet containers, net:
Asia	$4,829	$14,836	$10,572	$24,827
North / South America	2,161	4,006	5,198	6,701
Europe	713	4,371	1,481	7,598
Bermuda	—	—	—	—
All other international	—	—	—	—
	$7,703	$23,213	$17,251	$39,126